Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Summary of Current and Deferred Components of Income Tax Expense

The current and deferred components of income tax expense appearing in the consolidated statements of comprehensive income are as follows:

	As of December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	USD
Current tax	96,219,834	193,428,603	153,947,311	22,390,708
Deferred tax	(12,296,224)	(6,777,448)	6,238,534	907,357
Total	83,923,610	186,651,155	160,185,845	23,298,065

Reconciliation Between Effective Income Tax Rate and PRC Statutory Income Tax Rate

16.    INCOME TAXES (CONTINUED)

Reconciliation between the effective income tax rate and the PRC statutory income tax rate is as follows:

	Years ended December 31
	2016	2017	2018
PRC statutory tax rate	25%	25%	25%
Withholding tax on the PRC earnings distribution	–	14%	4%
Effect of international rate difference	(1%)	2%	(1%)
Effect of preferential tax rate	(2%)	(3%)	(3%)
Tax effect of expenses that are not deductible in determining taxable profit	1%	1%	4%
Effective tax rate	23%	39%	29%

Components of Deferred Income Tax Assets and Liabilities	The principal components of the Group’s deferred income tax assets and liabilities as of December 31, 2017 and 2018 are as follows:

	As of December 31,
	2017	2018	2018
	RMB	RMB	USD
Deferred tax assets:
Net loss carryforward	3,830,587	3,378,686	491,410
Deferred revenue	37,792,874	46,280,663	6,731,243
Deferred rent	6,491,710	6,235,277	906,883
Bad debt expenses	1,178,511	1,608,304	233,918
Accrued expenses	14,757,386	13,439,648	1,954,716
Unrealized gains from disposal of long-term investment	9,180,762	–	–
Impairment of long-lived assets	–	1,252,169	182,120
Valuation allowance	(3,672,489)	(4,284,778)	(623,195)
Total deferred tax assets	69,559,341	67,909,969	9,877,095
Deferred tax liabilities:
Depreciation of property and equipment	(4,782,353)	(4,028,230)	(585,882)
Unrealized gains from trading securities	(27,745,951)	(10,312,983)	(1,499,961)
Intangible assets	(1,014,907)	(5,851,517)	(851,068)
Withholding tax on PRC earnings to be distributed	–	(23,345,894)	(3,395,519)
Total deferred tax liabilities	(33,543,211)	(43,538,624)	(6,332,430)

Schedule of Unrecognized Tax Benefits	.

Unrecognized tax benefits — January 1, 2017	103,688,865
Increases — tax positions in the current period	21,916,258
Decreases — tax positions in prior period	(12,305,490)
Unrecognized tax benefits — December 31, 2017	113,299,633
Unrecognized tax benefits — January 1, 2018	113,299,633
Increases — tax positions in the current period	58,693,484
Decreases — tax positions in prior period	(2,373,708)
Unrecognized tax benefits — December 31, 2018	169,619,409